As filed with the U.S. Securities and Exchange Commission on August 26, 2026

Securities Act File No. 333-253222

Investment Company Act File No. 811-23643

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 43	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 44	☒

PUTNAM ETF TRUST*

(Exact Name of Registrant as Specified in Charter)

100 Federal Street

Boston, MA 02110

(Address of Principal Executive Offices) (Zip Code)

Registrant’s telephone number, including area code: (617) 292-1000

Name and address of agent for service:	Copy to:
Alison E. Baur	Bryan Chegwidden, Esq.	James E. Thomas, Esq.
Putnam ETF Trust	Ropes & Gray LLP	Ropes & Gray LLP
One Franklin Parkway	1211 Avenue of the Americas	800 Boylston Street
San Mateo, California 94403	New York, New York 10036	Boston, Massachusetts 02199

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 25, 2026 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on ______________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on ______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

*

This filing relates solely to Franklin Securitized Income ETF and Franklin Short Term Bond ETF. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

PART A, PART B AND PART C

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 43 to the Registration Statement on Form N-1A (the “Registration Statement”) of Putnam ETF Trust (the “Registrant”) (File No. 333-253222), relating only to Franklin Securitized Income ETF and Franklin Short Term Bond ETF (the “Funds”), each a series of the Registrant, is being filed for the sole purpose of designating September 25, 2026 as the new date upon which Post-Effective Amendment No. 35, as filed on June 15, 2026 (Accession No. 0001193125-26-270971), (“PEA 35”) shall become effective.

Accordingly, the Part A - Prospectus, Part B - Statement of Additional Information and Part C of the Funds, as filed in PEA 35, are incorporated by reference in their entirety into this filing.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant, Putnam ETF Trust, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment to the Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on this 26th day of August, 2026.

PUTNAM ETF TRUST

By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz Executive Vice President, Principal Executive Officer and Compliance Liaison

Pursuant to the requirements of the Securities Act, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on this 26th day of August, 2026:

Signature	Title

/s/ Barbara M. Baumann* Barbara M. Baumann	Chair, Board of Trustees

/s/ Robert L. Reynolds* Robert L. Reynolds	President and Trustee

/s/ Jonathan S. Horwitz* Jonathan S. Horwitz	Executive Vice President, Principal Executive Officer and Compliance Liaison

/s/ Michael J. Higgins* Michael J. Higgins	Vice President, Treasurer, and Clerk

/s/ Jeffrey W. White* Jeffrey W. White	Vice President, Principal Financial Officer, Principal Accounting Officer and Assistant Treasurer

/s/ Liaquat Ahamed* Liaquat Ahamed	Trustee

/s/ Jonathan de St. Paer* Jonathan de St. Paer	Trustee

/s/ Katinka Domotorffy* Katinka Domotorffy	Trustee

/s/ Catharine Bond Hill* Catharine Bond Hill	Trustee

/s/ Gregory G. McGreevey* Gregory G. McGreevey	Trustee

/s/ Jennifer Williams Murphy* Jennifer Williams Murphy	Trustee

/s/ Marie Pillai* Marie Pillai	Trustee

/s/ Warren Lowell Putnam* Warren Lowell Putnam	Trustee

/s/ Manoj P. Singh* Manoj P. Singh	Trustee

/s/ Mona K. Sutphen* Mona K. Sutphen	Trustee

/s/ Kenneth Yutaka Tanji* Kenneth Yutaka Tanji	Trustee

/s/ Jane E. Trust* Jane E. Trust	Trustee

*By:	/s/ Jonathan S. Horwitz
Jonathan S. Horwitz, as Attorney-in-Fact

*	Attorney in Fact, pursuant to Power of Attorney